Share-based Compensation - Share option assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)	6 years 1 month 28 days
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility rate	65.34%	58.59%	55.92%
Expected term (years)		6 months	1 year
Risk-free interest rate (per annum)	1.32%	1.14%	2.33%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility rate	68.45%	74.15%	77.98%
Expected term (years)		6 years 1 month 28 days	6 years 1 month 28 days
Risk-free interest rate (per annum)	1.72%	2.37%	3.12%